RELATED PARTY TRANSACTIONS - Additional Information (Details) - vessel	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Apr. 30, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Related Party Transaction [Line Items]
Number of vessels sold and leased back	9
SFL
Related Party Transaction [Line Items]
Number of vessels sold and leased back			1	1
SFL | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Related Party Transaction [Line Items]
Number of vessels sold and leased back		8	8	8	8	8